UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

1

Item 1. Reports to Stockholders.

(a)

RPAR Risk Parity ETF

Ticker: RPAR

UPAR Ultra Risk Parity ETF

Ticker: UPAR

Semi-Annual Report

June 30, 2023

RPAR ETFs

Portfolio Allocations	1
Schedules of Investments and Futures Contracts	2
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Expense Examples	31
Additional Information	32

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

RPAR Risk Parity ETF

PORTFOLIO ALLOCATION at June 30, 2023 (Unaudited)(1)

Sector/Security Type	% of Total Portfolio
Exchange Traded Funds	26.1%
United States Treasury Inflation Indexed Bonds	25.4
Futures Contracts(2)	24.9
United States Treasury Bills	8.2
Basic Materials	4.9
Energy	4.7
Cash & Cash Equivalents(3)	3.7
Industrial	1.4
Consumer (Non-cyclical)	0.4
Utilities	0.2
Consumer (Cyclical)	0.1
Total	100.0%

(1)Percentages are based on total investments, including derivative contracts.

(2)Represents the notional value amount of the futures contracts.

(3)Represents short-term investments and investments purchased with collateral from securities lending.

UPAR Ultra Risk Parity ETF

PORTFOLIO ALLOCATION at June 30, 2023 (Unaudited)(1)

Sector/Security Type	% of Total Portfolio
Futures Contracts(2)	43.0%
United States Treasury Inflation Indexed Bonds	28.5
Exchange Traded Funds	14.4
Basic Materials	5.5
Energy	5.3
Industrial	1.6
Cash & Cash Equivalents(3)	1.0
Consumer (Non-cyclical)	0.4
Utilities	0.2
Consumer (Cyclical)	0.1
Total	100.0%

(1)Percentages are based on total investments, including derivative contracts.

(2)Represents the notional value amount of the futures contracts.

(3)Represents short-term investments.

RPAR Risk Parity ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

	Shares	Value
Common Stocks — 15.8%
Biotechnology — 0.4%
Corteva, Inc.	70,868	$4,060,736

Building Materials — 0.1%
Geberit AG	1,698	888,430

Chemicals — 1.3%
CF Industries Holdings, Inc.	21,317	1,479,826
Ecolab, Inc.	11,917	2,224,785
FMC Corp.	13,198	1,377,080
The Mosaic Co.	37,544	1,314,040
Nutrien Ltd.	53,924	3,187,150
OCI N.V.	22,028	527,995
PhosAgro PJSC - GDR(3)	52,122	0
Sociedad Quimica y Minera de Chile S.A. - ADR(1)	27,273	1,980,565
Yara International ASA	24,042	850,504
		12,941,945
Distribution & Wholesale — 0.1%
Ferguson PLC	8,162	1,287,748

Energy — Alternate Sources — 0.7%
Enphase Energy, Inc.(2)	8,946	1,498,276
First Solar, Inc.(2)	8,336	1,584,590
Plug Power, Inc.(1)(2)	41,063	426,644
SolarEdge Technologies, Inc.(2)	4,656	1,252,697
Vestas Wind Systems A/S	76,265	2,027,744
Xinyi Solar Holdings Ltd.	617,620	713,251
		7,503,202
Food — 0.1%
Mowi ASA	48,223	766,091
Salmar ASA	13,221	534,218
		1,300,309
Iron & Steel — 0.9%
Fortescue Metals Group Ltd.	245,039	3,617,787
Mineral Resources Ltd.	13,625	647,833
Vale S.A. - ADR	366,221	4,914,686
		9,180,306
Machinery — Diversified — 1.8%
AGCO Corp.	6,383	838,854
CNH Industrial NV - Class A	135,297	1,948,277
Deere & Co.	27,663	11,208,771
Husqvarna AB - Class B	59,930	541,746
IDEX Corp.	2,189	471,204

	Shares	Value
Common Stocks — 15.8% (Continued)
Machinery — Diversified — 1.8% (Continued)
Kubota Corp.	114,155	$1,657,808
The Toro Co.	9,330	948,395
Xylem, Inc.	5,709	642,948
		18,258,003
Mining — 4.7%
Allkem Ltd.(2)	49,664	529,603
Antofagasta PLC	70,911	1,317,123
BHP Group Ltd. - ADR	194,338	11,596,148
Boliden AB	19,143	552,156
Cameco Corp.	35,465	1,111,992
China Molybdenum Co. Ltd. - Class H	2,401,868	1,256,624
First Quantum Minerals Ltd.	62,946	1,490,820
Freeport-McMoRan, Inc.	113,273	4,530,920
Glencore PLC	981,379	5,545,889
IGO Ltd.	56,300	569,637
Ivanhoe Mines Ltd.(2)	115,342	1,054,705
Jiangxi Copper Co. Ltd. - H Shares	422,086	648,485
Lundin Mining Corp.	78,002	611,873
MMC Norilsk Nickel PJSC - ADR(3)	181,762	0
NAC Kazatomprom JSC - GDR	21,047	565,112
Pilbara Minerals Ltd.	225,838	735,110
Rio Tinto PLC - ADR	128,284	8,189,650
South32 Ltd.	325,463	814,584
Southern Copper Corp.	61,796	4,433,245
Sumitomo Metal Mining Co. Ltd.	21,272	681,569
Teck Resources Ltd. - Class A	45,290	1,907,776
		48,143,021
Oil & Gas — 5.5%
Aker BP ASA	17,027	400,185
BP PLC - ADR	85,378	3,012,990
Canadian Natural Resources Ltd.	30,550	1,719,527
Cenovus Energy, Inc.	47,504	807,738
Chevron Corp.	49,331	7,762,233
ConocoPhillips	33,845	3,506,680
Coterra Energy, Inc.	26,320	665,896
Devon Energy Corp.	15,599	754,056
Diamondback Energy, Inc.	5,709	749,934
Ecopetrol S.A. - ADR(1)	55,309	566,917
Eni S.p.A - ADR(1)	47,402	1,364,704
EOG Resources, Inc.	15,727	1,799,798

RPAR Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 15.8% (Continued)
Oil & Gas — 5.5% (Continued)
Equinor ASA - ADR	94,963	$2,773,869
Exxon Mobil Corp.	111,717	11,981,648
Gazprom PJSC - ADR(3)	523,190	0
Hess Corp.	7,418	1,008,477
Imperial Oil Ltd.	15,769	807,726
LUKOIL PJSC - ADR(3)	31,173	0
Marathon Oil Corp.	14,911	343,251
Novatek PJSC - GDR(3)	13,358	0
Occidental Petroleum Corp.	22,154	1,302,655
Pioneer Natural Resources Co.	5,703	1,181,548
Repsol S.A.	37,083	539,299
Rosneft Oil Co PJSC - GDR(3)	488,696	0
Santos Ltd. - ADR(1)	81,987	415,674
Shell PLC - ADR	98,411	5,942,056
Suncor Energy, Inc.	36,299	1,065,996
Total S.A. - ADR	72,070	4,154,115
Tourmaline Oil Corp.	9,224	435,112
Woodside Energy Group Ltd.	47,503	1,089,006
		56,151,090
Water — 0.2%
American Water Works Co., Inc.	8,517	1,215,802
Veolia Environnement S.A.	32,733	1,033,854
		2,249,656
Total Common Stocks
(Cost $185,678,759)		161,964,446

Exchange Traded Funds — 35.5%
SPDR Gold MiniShares Trust(2)	2,571,356	97,942,950
Vanguard FTSE Developed Markets ETF	1,135,062	52,417,163
Vanguard FTSE Emerging Markets ETF	1,932,594	78,617,924
Vanguard Total Stock Market ETF(1)	606,427	133,583,740
Total Exchange Traded Funds
(Cost $373,081,295)		362,561,777

	Principal Amount	Value
United States Treasury Obligations — 45.8%
United States Treasury Bills — 11.2%
5.074%, 9/7/2023(4)(5)	$115,376,000	$114,286,790

United States Treasury Inflation Indexed Bonds — 34.6%
2.125%, 2/15/2040	6,852,131	7,350,160
2.125%, 2/15/2041	34,600,139	37,110,357
0.750%, 2/15/2042	40,212,058	34,144,500
0.625%, 2/15/2043	46,130,340	37,818,164
1.375%, 2/15/2044	45,097,312	42,417,964
0.750%, 2/15/2045	46,984,495	38,779,086
1.000%, 2/15/2046	38,519,407	33,370,671
0.875%, 2/15/2047	38,125,115	31,944,188
1.000%, 2/15/2048	38,104,215	32,731,464
1.000%, 2/15/2049	24,468,249	21,014,510
0.250%, 2/15/2050	23,910,709	16,698,069
0.125%, 2/15/2051	13,092,300	8,718,744
0.125%, 2/15/2052	15,088,817	9,991,643
1.500%, 2/15/2053	1,637,983	1,587,292
		353,676,812
Total United States Treasury Obligations
(Cost $571,261,781)		467,963,602

	Shares
Short-Term Investments — 1.1%
Money Market Funds — 1.1%
First American Government Obligations Fund, Class X, 5.006%(6)	11,187,625	11,187,625
Total Short-Term Investments
(Cost $11,187,625)		11,187,625

Investments Purchased with Collateral from Securities Lending — 3.9%
First American Government Obligations Fund, Class X, 5.006%(6)	39,731,308	39,731,308

Total Investments Purchased with Collateral from Securities Lending
(Cost $39,731,308)		39,731,308

Total Investments in Securities — 102.1%
(Cost $1,180,940,768)		1,043,408,758
Liabilities in Excess of Other Assets — (2.1)%		(21,234,728)
Total Net Assets — 100.0%		$1,022,174,030

RPAR Risk Parity ETF

4	The accompanying notes are an integral part of these financial statements.

ADRAmerican Depositary Receipt

GDRGlobal Depositary Receipt

(1)This security or a portion of this security was out on loan as of June 30, 2023. Total loaned securities had a value of $39,348,114 or 3.8% of net assets as of June 30, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The security is fair valued by the Valuation Designee (See Note 2).

(4)Rate represents the annualized effective yield to maturity from the purchase price.

(5)Zero coupon security.

(6)The rate shown is the annualized seven-day effective yield as of June 30, 2023.

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

RPAR Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF FUTURES CONTRACTS at June 30, 2023 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.

Long Futures Contracts Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)	Notional Value
10-Year U.S. Treasury Note Futures (9/20/2023)	1,532	$173,727,260	$(1,736,323)	$171,990,937
Ultra Long-Term U.S. Treasury Bond Futures (9/20/2023)	1,281	171,224,570	3,271,649	174,496,219
		$344,951,830	$1,535,326	$346,487,156

UPAR Ultra Risk Parity ETF

6	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 22.0%
Biotechnology — 0.5%
Corteva, Inc.	6,721	$385,113

Building Materials — 0.1%
Geberit AG	116	60,694

Chemicals — 1.8%
CF Industries Holdings, Inc.	1,864	129,399
Ecolab, Inc.	1,164	217,307
FMC Corp.	1,152	120,200
K+S AG	1,639	28,530
Nutrien Ltd.	5,115	302,319
OCI N.V.	2,087	50,024
PhosAgro PJSC - GDR(1)	1,126	0
Sociedad Quimica y Minera de Chile S.A. - ADR	2,581	187,432
The Mosaic Co.	3,260	114,100
Yara International ASA	2,277	80,551
		1,229,862
Distribution & Wholesale — 0.2%
Ferguson PLC	716	112,966

Energy — Alternate Sources — 1.0%
Enphase Energy, Inc.(2)	884	148,053
First Solar, Inc.(2)	736	139,906
Ming Yang Smart Energy Group Ltd. - GDR	17	204
Plug Power, Inc.(2)	4,586	47,649
SolarEdge Technologies, Inc.(2)	406	109,234
Vestas Wind Systems A/S	7,228	192,179
Xinyi Solar Holdings Ltd.	51,882	59,915
		697,140
Food — 0.2%
Mowi ASA	4,569	72,585
Salmar ASA	1,251	50,549
		123,134
Iron & Steel — 1.3%
Fortescue Metals Group Ltd.	23,245	343,192
Mineral Resources Ltd.	1,454	69,134
Vale S.A. - ADR	35,294	473,646
		885,972
Machinery — Diversified — 2.5%
AGCO Corp.	675	88,709
CNH Industrial NV - Class A	12,834	184,810
Deere & Co.	2,581	1,045,795

	Shares	Value
Common Stocks — 22.0% (Continued)
Machinery — Diversified — 2.5% (Continued)
Husqvarna AB - Class B	5,683	$51,372
IDEX Corp.	320	68,883
Kubota Corp.	10,826	157,220
The Toro Co.	974	99,007
Xylem, Inc.	770	86,717
		1,782,513
Mining — 6.5%
Allkem Ltd.(2)	4,055	43,241
Antofagasta PLC	7,313	135,834
BHP Group Ltd. - ADR	18,554	1,107,117
Boliden AB	1,842	53,130
Cameco Corp.	3,265	102,373
China Molybdenum Co. Ltd. - Class H	211,226	110,511
First Quantum Minerals Ltd.	5,834	138,173
Freeport-McMoRan, Inc.	10,069	402,760
Glencore PLC	93,097	526,102
IGO Ltd.	4,880	49,375
Ivanhoe Mines Ltd.(2)	10,576	96,709
Jiangxi Copper Co. Ltd. - H Shares	36,795	56,531
Lundin Mining Corp.	5,183	40,657
MMC Norilsk Nickel PJSC - ADR(1)	3,990	0
NAC Kazatomprom JSC - GDR	1,937	52,008
Pilbara Minerals Ltd.	21,680	70,569
Rio Tinto PLC - ADR	12,625	805,980
South32 Ltd.	31,848	79,711
Southern Copper Corp.	5,817	417,312
Sumitomo Metal Mining Co. Ltd.	2,022	64,786
Teck Resources Ltd. - Class A	4,218	177,677
		4,530,556
Oil & Gas — 7.6%
Aker BP ASA	1,535	36,077
BP PLC - ADR	7,811	275,650
Canadian Natural Resources Ltd.	3,019	169,926
Cenovus Energy, Inc.	4,556	77,468
Chevron Corp.	4,687	737,499
ConocoPhillips	3,032	314,146
Coterra Energy, Inc.	1,667	42,175
Devon Energy Corp.	1,857	89,767
Diamondback Energy, Inc.	455	59,769
Ecopetrol S.A. - ADR	6,081	62,330

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

UPAR Ultra Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	7

	Shares	Value
Common Stocks — 22.0% (Continued)
Oil & Gas — 7.6% (Continued)
Eni S.p.A - ADR	4,374	$125,928
EOG Resources, Inc.	1,621	185,507
Equinor ASA - ADR	8,902	260,027
Exxon Mobil Corp.	10,113	1,084,619
Gazprom PJSC - ADR(1)	11,925	0
Hess Corp.	869	118,141
Imperial Oil Ltd.	1,443	73,914
LUKOIL PJSC - ADR(1)	818	0
Marathon Oil Corp.	1,453	33,448
Novatek PJSC - GDR(1)	329	0
Occidental Petroleum Corp.	2,395	140,826
Pioneer Natural Resources Co.	609	126,173
Repsol S.A.	3,547	51,584
Rosneft Oil Co PJSC - GDR(1)	10,479	0
Santos Ltd. - ADR	8,353	42,350
Shell PLC - ADR	9,163	553,262
Suncor Energy, Inc.	3,273	96,119
Total S.A. - ADR	6,668	384,344
Tourmaline Oil Corp.	1,060	50,002
Woodside Energy Group Ltd.	4,528	103,804
		5,294,855
Water — 0.3%
American Water Works Co., Inc.	674	96,214
Veolia Environnement S.A.	2,837	89,605
		185,819
Total Common Stocks
(Cost $16,690,731)		15,288,624

Exchange Traded Funds — 24.2%
SPDR Gold MiniShares Trust(2)	243,390	9,270,725
Vanguard Extended Market ETF	15,885	2,364,165
Vanguard FTSE Developed Markets ETF	37,226	1,719,097
Vanguard FTSE Emerging Markets ETF	85,668	3,484,974
		5,204,071
Total Exchange Traded Funds
(Cost $16,287,793)		16,838,961

	Principal Amount	Value
United States Treasury Obligations — 47.8%
United States Treasury Inflation Indexed Bonds — 47.8%
2.125%, 2/15/2040	$641,422	$688,043
2.125%, 2/15/2041	3,259,564	3,496,043
0.750%, 2/15/2042	3,794,046	3,221,566
0.625%, 2/15/2043	4,322,616	3,543,729
1.375%, 2/15/2045	4,246,015	3,993,748
0.750%, 2/15/2045	4,407,172	3,637,500
1.000%, 2/15/2046	3,613,035	3,130,095
0.875%, 2/15/2047	3,620,610	3,033,629
1.000%, 2/15/2048	3,577,422	3,073,000
1.000%, 2/15/2049	2,303,844	1,978,652
0.250%, 2/15/2050	2,251,364	1,572,242
0.125%, 2/15/2051	1,223,471	814,763
0.125%, 2/15/2052	1,406,880	931,620
1.500%, 2/15/2053	157,165	152,301
Total United States Treasury Obligations
(Cost $33,336,909)		33,266,931

	Shares
Short-Term Investments — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund, Class X, 5.006%(3)	1,107,807	1,107,807
Total Short-Term Investments
(Cost $1,107,807)		1,107,807

Total Investments in Securities — 95.6%
(Cost $67,423,240)		66,502,323
Other Assets in Excess of Liabilities — 4.4%		3,070,628
Total Net Assets — 100.0%		$69,572,951

ADRAmerican Depositary Receipt

GDRGlobal Depositary Receipt

(1)The security is fair valued by the Valuation Designee (See Note 2).

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of June 30, 2023.

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

UPAR Ultra Risk Parity ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS at June 30, 2023 (Unaudited)

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.

Long Futures Contracts Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)	Notional Value
CME Group E-Mini S&P 500 Index Future (9/15/2023)	458	$9,961,715	$316,378	$10,278,093
MSCI Emerging Markets Index Future (9/15/2023)	79	3,989,798	(48,093)	3,941,705
MSCI EAFE Index Future (9/15/2023)	30	3,208,463	24,787	3,233,250
10-Year U.S. Treasury Note Future (9/20/2023)	145	16,447,323	(168,807)	16,278,516
Ultra Long-Term U.S. Treasury Bond Future (9/20/2023)	121	16,188,398	294,071	16,482,469
		$49,795,697	$418,336	$50,214,033

RPAR ETFs

The accompanying notes are an integral part of these financial statements.	9

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2023 (Unaudited)

	RPAR Risk Parity ETF		UPAR Ultra Risk Parity ETF

Assets:
Investments in securities, at value (Note 2)	$1,043,408,758	(1)	$66,502,323
Foreign currency (cost of $133,004 and $517, respectively)	134,714		518
Deposits at broker for futures (Note 2)	28,644,154		2,449,296
Receivables:
Investment securities sold	9,370,476		63,272
Dividends and interest	1,908,787		178,341
Securities lending, net	5,678		—
Variation margin receivable	1,535,326		418,336
Total assets	1,085,007,893		69,612,086

Liabilities:
Collateral received from securities on loan	39,731,308		—
Payables:
Fund shares redeemed	22,675,791		—
Management fees (Note 4)	421,281		35,418
Other liabilities	5,483		3,717
Total liabilities	62,833,863		39,135
Net Assets	$1,022,174,030		$69,572,951

Components of Net Assets:
Paid-in capital	$1,422,439,914		$75,032,452
Total distributable (accumulated) earnings (losses)	(400,265,884)		(5,459,501)
Net assets	$1,022,174,030		$69,572,951

Net Asset Value (unlimited shares authorized):
Net assets	$1,022,174,030		$69,572,951
Shares of beneficial interest issued and outstanding	53,175,000		5,050,000
Net asset value	$19.22		$13.78

Cost of investments	$1,180,940,768		$67,423,240

(1)Includes securities on loan with a value of $39,348,114.

RPAR ETFs

10	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Six-Months Ended June 30, 2023 (Unaudited)

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF

Investment Income:
Interest income	$12,045,237	$950,892
Dividend income (net of foreign withholding tax of $199,438 and $16,621, respectively)	5,534,249	333,531
Securities lending income, net (Note 5)	58,504	—
Total investment income	17,637,990	1,284,423

Expenses:
Management fees (Note 4)	2,694,325	225,747
Total expenses before interest expense and management fee waiver	2,694,325	225,747
Interest expense	10	114
Less: Management fee waiver (Note 4)	(107,773)	(10,419)
Net expenses	2,586,562	215,442
Net investment income (loss)	15,051,428	1,068,981

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,480,580	(80,830)
Foreign currency translations	(27,268)	(2,354)
Futures contracts	(12,669,697)	(264,256)
Change in net unrealized appreciation/depreciation on:
Investments	24,841,822	2,981,995
Foreign currency translations	807,091	50,601
Futures contracts	10,362,959	3,205,354
Net realized and unrealized gain (loss)	26,795,487	5,890,510
Net increase (decrease) in net assets resulting from operations	$41,846,915	$6,959,491

RPAR Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$15,051,428	$47,995,574
Net realized gain (loss)	(9,216,385)	(104,024,701)
Change in net unrealized appreciation/depreciation	36,011,872	(329,578,675)
Net increase (decrease) in net assets resulting from operations	41,846,915	(385,607,802)

Distributions to Shareholders:
Net distributions to shareholders	(14,507,647)	(46,768,036)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	46,662,608	(253,621,163)
Total increase (decrease) in net assets	74,001,876	(685,997,001)

Net Assets:
Beginning of period/year	948,172,154	1,634,169,155
End of period/year	$1,022,174,030	$948,172,154

(1)Summary of share transactions is as follows:

	Six-Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value
Shares sold	6,225,000	$121,877,213	26,850,000	$552,122,302
Shares redeemed	(3,900,000)	(75,214,605)	(41,100,000)	(805,743,465)
Net increase (decrease)	2,325,000	$46,662,608	(14,250,000)	$(253,621,163)

UPAR Ultra Risk Parity ETF

12	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,068,981	$2,040,822
Net realized gain (loss)	(347,440)	(8,169,347)
Change in net unrealized appreciation/depreciation	6,237,950	(6,739,417)
Net increase (decrease) in net assets resulting from operations	6,959,491	(12,867,942)

Distributions to Shareholders:
Distributable earnings	(1,018,038)	(2,042,154)
Return of capital	—	(140,034)
Net distributions to shareholders	(1,018,038)	(2,182,188)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	(54,062,990)	132,744,618
Total increase (decrease) in net assets	(48,121,537)	117,694,488

Net Assets:
Beginning of period	117,694,488	—
End of period	$69,572,951	$117,694,488

(1)The Fund commenced operations on January 3, 2022. The information presented is from January 3, 2022 to December 31, 2022.

(2)Summary of share transactions is as follows:

	Six-Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(1)
	Shares	Value	Shares	Value
Shares sold	550,000	$7,575,360	10,825,000	$159,850,273
Shares redeemed	(4,375,000)	(61,638,350)	(1,950,000)	(27,105,655)
Net increase (decrease)	(3,825,000)	$(54,062,990)	8,875,000	$132,744,618

RPAR Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

	Six-Months Ended June 30, 2023		Year Ended December 31, 2022		Period Ended December 31, 2021(1)		Year Ended November 30, 2021		Period Ended November 30, 2020(2)

Net asset value, beginning of period/year	$18.65		$25.10		$25.10		$23.00		$20.00

Income from Investment Operations:
Net investment income (loss)(3)	0.27		0.77		0.10		0.48		0.21
Net realized and unrealized gain (loss) on investments	0.71		(6.47)		0.22		1.88		2.94
Total from investment operations	0.98		(5.70)		0.32		2.36		3.15

Less Distributions:
From net investment income	(0.41)		(0.75)		(0.32)		(0.26)		(0.15)
Total distributions	(0.41)		(0.75)		(0.32)		(0.26)		(0.15)

Net asset value, end of period/year	$19.22		$18.65		$25.10		$25.10		$23.00
Total return(5)	4.49	%(4)	(22.81)%		1.29	%(4)	10.32%		15.88	%(4)

Supplemental Data:
Net assets, end of period/year (millions)	$1,022.2		$948.2		$1,634.2		$1,549.3		$883.4
Portfolio turnover rate(9)	7	%(4)	28%		1	%(4)	16%		65	%(4)

Ratios of Expenses to Average Net Assets:
Before fees waived	0.50	%(6)(7)	0.50	%(7)	0.50	%(6)	0.50	%(7)	0.50	%(6)(7)
After fees waived	0.48	%(6)(7)	0.48	%(7)	0.47	%(6)	0.47	%(7)	0.47	%(6)(7)

Ratios of Net Investment Income (Loss) to Average Net Assets:
Before fees waived	2.77	%(6)(8)	3.65	%(8)	4.69	%(6)	1.96	%(8)	0.98	%(6)(8)
After fees waived	2.79	%(6)(8)	3.67	%(8)	4.72	%(6)	1.99	%(8)	1.01	%(6)(8)

(1)The Fund changed its fiscal year end from November 30 to December 31. The information presented is from December 1, 2021 to December 31, 2021.

(2)The Fund commenced operations on December 12, 2019. The information presented is from December 12, 2019 to November 30, 2020.

(3)Calculated using average shares outstanding method.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

(7)The ratio of expenses to average net assets includes interest expense on futures contracts. The expense ratios excluding interest expense on futures were 0.50% and 0.48% for the period ended June 30, 2023, 0.50% and 0.48% for the year ended December 31, 2022, 0.50% and 0.47% for the year ended November 30, 2021 and 0.50% and 0.47% for the period ended November 30, 2020.

(8)The ratios of net investment income (loss) to average net assets include interest expense on futures contracts.

(9)Excludes the impact of in-kind transactions.

UPAR Ultra Risk Parity ETF

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2023		Period Ended December 31, 2022(1)

Net asset value, beginning of period	$13.26		$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.21		0.70
Net realized and unrealized gain (loss) on investments	0.52		(6.81)
Total from investment operations	0.73		(6.11)

Less Distributions:
From net investment income	(0.21)		(0.59)
From return of capital	—		(0.04)
Total distributions	(0.21)		(0.63)

Net asset value, end of period	$13.78		$13.26
Total return(4)	5.45	%(3)	(30.62	)%(3)

Supplemental Data:
Net assets, end of period (millions)	$69.6		$117.7
Portfolio turnover rate(8)	10	%(3)	39	%(3)

Ratios of Expenses to Average Net Assets:
Before fees waived	0.65	%(3)(6)	0.65	%(5)(6)
After fees waived	0.62	%(3)(6)	0.62	%(5)(6)

Ratios of Net Investment Income (Loss) to Average Net Assets:
Before fees waived	3.05	%(5)(7)	4.81	%(5)(7)
After fees waived	3.08	%(5)(7)	4.84	%(5)(7)

(1)The Fund commenced operations on January 3, 2022. The information presented is from January 3, 2022 to December 31, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)The ratio of expenses to average net assets includes interest expense on futures contracts. The expense ratios excluding interest expense on futures were 0.65% and 0.62% for the period ended June 30, 2023.

(7)The ratios of net investment income (loss) to average net assets include interest expense on futures contracts.

(8)Excludes the impact of in-kind transactions.

15

RPAR ETFs

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF are each a series of shares (each, a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The RPAR Risk Parity ETF is a diversified series and the UPAR Ultra Risk Party ETF is a non-diversified series of the Trust. The RPAR Risk Parity ETF commenced operations as a non-diversified fund, however, the Fund continuously operated as diversified for three years and effective December 27, 2022, is now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The RPAR Risk Parity ETF commenced operations on December 12, 2019 and the UPAR Ultra Risk Parity ETF commenced operations on January 3, 2022.

The investment objective of each Fund is to seek to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

16

RPAR ETFs

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2023:

RPAR Risk Parity ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3		Total
Common Stocks(1)	$—	$161,964,446	$—	$0	(5)	$161,964,446
Exchange Traded Funds	—	362,561,777	—	—		362,561,777
United States Treasury Obligations(2)	—	—	467,963,602	—		467,963,602
Short-Term Investments	—	11,187,625	—	—		11,187,625
Investments Purchased With Collateral From Securities Lending(3)	39,731,308	—	—	—		39,731,308
Total Investments in Securities	$39,731,308	$535,713,848	$467,963,602	$—		$1,043,408,758

Other Financial Instruments(4)
Interest Rate Contracts - Futures	$—	$1,535,326	$—	$—		$1,535,326

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks(2)
Balance as of December 31, 2022	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of June 30, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at June 30, 2023:	$0

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

17

RPAR ETFs

UPAR Ultra Risk Parity ETF

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks(1)	$15,288,624	$—	$0	(5)	$15,288,624
Exchange Traded Funds	16,838,961	—	—		16,838,961
United States Treasury Obligations(2)	—	33,266,931	—		33,266,931
Short-Term Investments	1,107,807	—	—		1,107,807
Total Investments in Securities	$33,235,392	$33,266,931	$0		$66,502,323

Other Financial Instruments(4)
Interest Rate Contracts – Futures	$418,336	$—	$—		$418,336

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks(2)
Balance as of December 31, 2022	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of June 30, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at June 30, 2023:	$0

(1)See Schedule of Investments for the industry breakout.

(2)See Schedule of Investments for the security type breakout.

(3)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(4)Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.

(5)The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Funds’ average notional value of futures contracts outstanding during the period ended June 30, 2023, was $371,993,464 for RPAR Risk Parity ETF and $53,971,380 for UPAR Ultra Risk Parity ETF. The following tables show the effects of derivative instruments on the financial statements.

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

18

RPAR ETFs

Statements of Assets and Liabilities

Fair value of derivative instruments as of June 30 2023:

RPAR Risk Parity ETF:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	Variation margin receivable (see Statements of Assets and Liabilities)	$ 1,535,326	Variation margin payable (see Statements of Assets and Liabilities)	$ —

UPAR Ultra Risk Parity ETF:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	Variation margin receivable (see Statements of Assets and Liabilities)	$ 418,336	Variation margin payable (see Statements of Assets and Liabilities)	$ —

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2023:

RPAR Risk Parity ETF:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Interest Rate Contracts - Futures	Net Realized and Unrealized Gain (Loss)	$ (12,669,697)	$ 10,362,959

UPAR Ultra Risk Parity ETF:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Interest Rate Contracts - Futures	Net Realized and Unrealized Gain (Loss)	$ (264,256)	$ 3,205,354

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

19

RPAR ETFs

As of June 30, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Futures Contracts. The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended June 30, 2023. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

20

RPAR ETFs

F.Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following tables represent derivative financial statements that are subject to enforceable netting agreements, collateral arrangements, or other similar agreements as of June 30, 2023.

RPAR Risk Parity ETF	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Interest Rate Contracts - Futures	$1,535,326	$1,535,326	$—	$—	$—	$1,535,326
Liabilities
Interest Rate Contracts - Futures	$—	$—	$—	$—	$—	$—

UPAR Ultra Risk Parity ETF	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Interest Rate Contracts - Futures	$418,336	$418,336	$—	$—	$—	$418,336
Liabilities
Interest Rate Contracts - Futures	$—	$—	$—	$—	$—	$—

G.Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities.

H.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

I.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

K.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

21

RPAR ETFs

M.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program effective August 19, 2022, that complies with Rule 18f-4.

N.Recently Issued Accounting Pronouncements.

•In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”).ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

•In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. The Funds are currently evaluating the impact, if any, of applying ASU 2022-06.

O.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL RISKS

A.Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political, and regulatory developments.

B.Borrowing Risk (UPAR Ultra Risk Parity ETF only). The Fund’s use of reverse repurchase agreements in considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s NAV and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.

C.Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchanges and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell, or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

D.Commodities Risk. The Funds’ exposure to investments in physical commodities subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

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a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Funds in varying ways, and different factors may cause the value and the volatility of the Funds to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

E.Credit Risk. An issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Funds’ portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing a Fund’s income level or share price.

F.Currency Exchange Rate Risk. The Funds invest, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your shares of the Funds (“Shares”). Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

G.Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

H.Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Funds may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

I.Emerging Markets Risk. The Funds may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Funds to decline in value.

J.Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.

K.Equity Market Risk. The Funds will invest in common stocks directly or indirectly through ETFs. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities held in the Funds’ portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

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which the Funds invest. Securities in the Funds’ portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

L.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

M.ETV Risk. The Funds may invest in ETFs, ETNs, and exchange-listed trusts. Please see “ETF Risks”, above, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track and which are disclosed elsewhere in each Fund’s Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating. By investing in an ETV, the Fund indirectly bears the proportionate share of any fees and expenses of the ETV in addition to the Fund’s direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.

•Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in registered investment companies. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.

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•ETN Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Funds are unsecured debts of the issuer.

N.Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

O.Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

P.Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

Q.Government Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

R.Illiquid Investments Risk. The Funds may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of their investments, or because of legal or contractual restrictions on sales. The Funds could lose money if they are unable to dispose of an investment at a time or price that is most beneficial to the Funds.

S.Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

T.Leverage Risk. Using derivatives such as futures to increase a Fund’s combined long and short exposure creates leverage, which can magnify each Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on each Fund’s share price.

U.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

V.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

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•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

W.Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Each Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

X.Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.

Y.Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conversion, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Z.Newer Fund Risk (UPAR Ultra Risk Parity ETF only). The Fund is newer with a limited operating history. As a result, prospective investors do not have a long-term track record or history on which to base their investment decisions.

AA.Non-Diversification Risk (UPAR Ultra Risk Parity ETF only). The Fund is considered to be “non-diversified”, which means that it may invest a greater percentage of its assets in securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s volatility and have a greater impact on the Fund’s performance.

BB.Other Investment Companies Risk. The Funds will incur higher and duplicative expenses when they invest in ETFs and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in other investment companies, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

CC.Real Estate Investment Trust (“REIT”) Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

DD. Reverse Repurchase Agreement Risk (UPAR Ultra Risk Parity ETF only). A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

EE.Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”), the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualified income”) and must satisfy certain asset diversification requirements. Certain of each Fund’s investments may generate income that is not qualifying income. If the Funds were to fail to meet the qualifying income test or the asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Funds in computing their taxable income.

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

FF.United States Treasury Inflation Protected Securities (“TIPS”) Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Funds or applicable underlying ETF will not receive the principal until maturity. As a result, the Funds may make income distributions to shareholders that exceed the cash they receive. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

GG. Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, change in water consumption, new technologies relating to the supply of water, and water conversion. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee	Management Fee After Waiver
RPAR Risk Parity ETF	0.50%	0.48%
UPAR Ultra Risk Parity ETF	0.65%	0.63%(1)

(1)The waiver was reduced from 0.03% to 0.02% effective May 1, 2023.

The Adviser has contractually agreed to reduce of its Management Fee for the RPAR Risk Parity ETF to 0.48% until at least April 30, 2024 and agreed to reduce its Management Fee for the UPAR Ultra Risk Parity ETF to 0.63% until at least April 30, 2024 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees for the period ended June 30, 2023 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”), and the Management Fee payable to the Adviser. To the extent a Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver will be greater than 0.48% for the RPAR Risk Parity ETF and 0.63% for UPAR Ultra Risk Parity ETF. The Management Fees incurred are paid monthly to the Adviser.

The Adviser has entered into an agreement with RPAR, LLC under which RPAR, LLC assumes the obligation of the Adviser to pay all expenses of each Fund, except Excluded Expenses (such expenses of each Fund, except Excluded Expenses, the “Unitary Expenses”). Although RPAR, LLC has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to each Fund to pay such expenses. For assuming the payment obligations, the Adviser has agreed to pay to RPAR, LLC the profits, if any, generated by each Fund’s unitary management fee. RPAR, LLC does not make investment decisions, provide investment advice, participate in the active management of each Fund, or otherwise act in the capacity of an investment adviser to each Fund.

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NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the RPAR Risk Parity ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the accounts of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of June 30, 2023, the market value of the securities on loan and payable on collateral received for securities lending for the RPAR Risk Parity ETF was as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
RPAR Risk Parity ETF	$39,348,114	$37,731,308	3.85%

As of June 30, 2023, the RPAR Risk Parity ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the First American Government Obligations Fund of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the RPAR Risk Parity ETF could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the RPAR Risk Parity ETF bears the risk of loss associated with the investment of cash collateral received.

The cash collateral invested in the First American Government Obligations Fund is listed in the RPAR Risk Parity ETF’s Schedule of Investments. Securities lending income is disclosed in the RPAR Risk Parity ETF’s Statements of Operations.

The RPAR Risk Parity ETF is not subject to a master netting agreement with respect to the RPAR Risk Parity ETF’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The UPAR Ultra Risk Parity ETF did not lend securities during the period ended June 30, 2023.

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NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$37,411,883	$30,374,028
UPAR Ultra Risk Parity ETF	3,389,788	4,924,897

For the period ended June 30, 2023, the cost of purchases and proceeds from the sales or maturities of long-term U.S. government investments were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$45,371,434	$34,219,243
UPAR Ultra Risk Parity ETF	3,472,434	28,352,300

For the period ended June 30, 2023, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$59,909,635	$37,791,382
UPAR Ultra Risk Parity ETF	2,952,438	28,087,986

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2023 (estimated) and the year ended December 31, 2022, was as follows:

Fund	Distributions paid from:	June 30, 2023	December 31, 2022
RPAR Risk Parity ETF	Ordinary income	$14,507,647	$46,768,036
UPAR Ultra Risk Parity ETF	Ordinary income	$1,018,038	$2,042,154
UPAR Ultra Risk Parity ETF	Return of Capital	$—	$140,034

As of December 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
Cost of investments(1)	$1,103,303,710	$118,434,425
Gross tax unrealized appreciation	43,753,414	4,238,546
Gross tax unrealized depreciation	(202,359,273)	(10,906,071)
Net tax unrealized appreciation (depreciation)	(158,605,859)	(6,667,525)
Undistributed ordinary income (loss)	1,194,877	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	1,194,877	—
Other accumulated gain (loss)	(214,557,801)	(6,558,017)
Total accumulated gain (loss)	$(371,968,783)	$(13,225,542)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, PFIC adjustments and Grantor Trust adjustments.

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RPAR ETFs

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

Net capital losses and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of December 31, 2022, the Funds had no late year losses. As of December 31, 2022, there were short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
RPAR Risk Parity ETF	$103,877,136	$110,680,665
UPAR Ultra Risk Parity ETF	2,810,345	3,747,672

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to each Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended June 30, 2023, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of June 30, 2023	—
Average interest rate	—

Interest expense incurred for the period ended June 30, 2023 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. Each Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of a Fund’s total assets.

NOTE 9 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

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RPAR ETFs

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

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RPAR ETFs

EXPENSE EXAMPLES For the Six Months Ended June 30, 2023 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Fund. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2023 to June 30, 2023.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

RPAR Risk Parity ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period January 1, 2023 – June 30 2023(1)
Actual	$ 1,000.00	$ 1,044.90	$ 2.43
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.41	$ 2.41

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.48% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

UPAR Ultra Risk Parity ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period January 1, 2023 – June 30, 2023(2)
Actual	$ 1,000.00	$ 1,054.50	$ 3.16
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.72	$ 3.11

(2)The actual expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.62% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

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RPAR ETFs

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 540-0039 or by accessing the Funds’ website at www.rparetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (833) 540-0039 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.rparetf.com. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 540-0039. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.rparetf.com.

INFORMATION ABOUT THE Funds’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 540-0039. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.rparetf.com.

Investment Adviser

Toroso Investments, LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place
50 South 16th Street

Philadelphia, Pennsylvania 19102

Legal Counsel

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
RPAR Risk Parity ETF	RPAR	886364603
UPAR Ultra Risk Parity ETF	UPAR	886364595

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 6, 2023

* Print the name and title of each signing officer under his or her signature.

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